GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York  10017
(212) 953-7532






                                                 February 11, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                  Re:  Empire State Municipal Exempt Trust, Guaranteed
                       Series 157
                       File No. 333-54282

Ladies and Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, as amended (the "Act"), does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission and became effective January 28, 2003, pursuant to Rule 485(b) under the Act.

                                      Empire State Municipal Exempt
                                      Trust, Guaranteed Series 157

                                      GLICKENHAUS & CO.
                                      LEBENTHAL, A DIVISION OF ADVEST, INC.



                                      By:  /s/ MICHAEL J. LYNCH
                                           Michael J. Lynch
                                           Glickenhaus & Co.,
                                           as agent for the Sponsors



337760.1